Submission	Jun. 26, 2025
Submission [Line Items]
Central Index Key	0001451809
Registrant Name	SiTime Corporation
Registration File Number	333-277373
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES